Note 6 - Operating Segments Reporting - Income by Operating Segment (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income By Operating Segment Line Items
GROSS INCOME		€ 20,166,000,000	€ 21,522,000,000	[1]	€ 20,936,000,000	[1]
Operating Profit Before Tax		5,248,000,000	7,046,000,000	[1]	7,565,000,000	[1]
Profit or loss attributable to owners of the parent		1,305,000,000	3,512,000,000		5,400,000,000
Total Member
Income By Operating Segment Line Items
Net Interest Income		14,592,000,000	15,789,000,000	[2]	15,285,000,000	[2]
GROSS INCOME		20,166,000,000	21,522,000,000	[2]	20,936,000,000	[2]
Net Income Operating Segment		11,079,000,000	11,368,000,000		10,883,000,000
Operating Profit Before Tax		5,248,000,000	7,046,000,000	[2]	7,565	[2]
Profit Or Loss After Taxes From Discontinued Activities		(1,729,000,000)	(758,000,000)	[2]	704	[2]
Profit or loss attributable to owners of the parent	[3]	1,305,000,000	3,512,000,000	[2]	5,400	[2]
Spain [Member]
Income By Operating Segment Line Items
Net Interest Income		3,553,000,000	3,567,000,000	[2]	3,618,000,000	[2]
GROSS INCOME		5,554,000,000	5,656,000,000	[2]	5,888,000,000	[2]
Net Income Operating Segment		2,515,000,000	2,402,000,000		2,554,000,000
Operating Profit Before Tax		809,000,000	1,878,000,000	[2]	1,840,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	606,000,000	1,386,000,000	[2]	1,400,000,000	[2]
United States [Member]
Income By Operating Segment Line Items
Net Interest Income		2,284,000,000	2,395,000,000	[2]	2,276,000,000	[2]
GROSS INCOME		3,152,000,000	3,223,000,000	[2]	2,989,000,000	[2]
Net Income Operating Segment		1,281,000,000	1,257,000,000		1,129,000,000
Operating Profit Before Tax		502,000,000	705,000,000	[2]	920,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	429,000,000	590,000,000	[2]	736,000,000	[2]
Mexico [Member]
Income By Operating Segment Line Items
Net Interest Income		5,415,000,000	6,209,000,000	[2]	5,568,000,000	[2]
GROSS INCOME		7,017,000,000	8,029,000,000	[2]	7,193,000,000	[2]
Net Income Operating Segment		4,677,000,000	5,384,000,000		4,800,000,000
Operating Profit Before Tax		2,472,000,000	3,691,000,000	[2]	3,269,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	1,759,000,000	2,699,000,000	[2]	2,367,000,000	[2]
Turkey [Member]
Income By Operating Segment Line Items
Net Interest Income		2,783,000,000	2,814,000,000	[2]	3,135,000,000	[2]
GROSS INCOME		3,573,000,000	3,590,000,000	[2]	3,901,000,000	[2]
Net Income Operating Segment		2,544,000,000	2,375,000,000		2,654,000,000
Operating Profit Before Tax		1,522,000,000	1,341,000,000	[2]	1,444,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	563,000,000	506,000,000	[2]	567,000,000	[2]
South America [Member]
Income By Operating Segment Line Items
Net Interest Income		2,701,000,000	3,196,000,000	[2]	3,009,000,000	[2]
GROSS INCOME		3,225,000,000	3,850,000,000	[2]	3,701,000,000	[2]
Net Income Operating Segment		1,853,000,000	2,276,000,000		1,992,000,000
Operating Profit Before Tax		896,000,000	1,396,000,000	[2]	1,288,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	446,000,000	721,000,000	[2]	578,000,000	[2]
Rest Of Eurasia [Member]
Income By Operating Segment Line Items
Net Interest Income		214,000,000	175,000,000	[2]	175,000,000	[2]
GROSS INCOME		510,000,000	454,000,000	[2]	415,000,000	[2]
Net Income Operating Segment		225,000,000	161,000,000		128,000,000
Operating Profit Before Tax		184,000,000	163,000,000	[2]	147,000,000	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	137,000,000	127,000,000	[2]	96,000,000	[2]
Corporate Center [Member]
Income By Operating Segment Line Items
Net Interest Income		(149,000,000)	(233,000,000)	[2]	(269,000,000)	[2]
GROSS INCOME		(57,000,000)	(339,000,000)	[2]	(420,000,000)	[2]
Net Income Operating Segment		(876,000,000)	(1,294,000,000)		(1,291,000,000)
Operating Profit Before Tax		(1,160,000,000)	(1,457,000,000)	[2]	(1,329,000,000)	[2]
Profit Or Loss After Taxes From Discontinued Activities		0	0	[2]	0	[2]
Profit or loss attributable to owners of the parent	[3]	(2,635,000,000)	(2,517,000,000)	[2]	(343,000,000)	[2]
AdjustmentMember
Income By Operating Segment Line Items
Net Interest Income	[4]	(2,209,000,000)	(2,335,000,000)	[2]	(2,227,000,000)	[2]
GROSS INCOME	[4]	(2,808,000,000)	(2,941,000,000)	[2]	(2,731,000,000)	[2]
Net Income Operating Segment		(1,140,000,000)	(1,193,000,000)		(1,083,000,000)
Operating Profit Before Tax	[4]	22,000,000	(670,000,000)	[2]	(15,000,000)	[2]
Profit Or Loss After Taxes From Discontinued Activities	[4]	(1,729,000,000)	(758,000,000)	[2]	704,000,000	[2]
Profit or loss attributable to owners of the parent	[3],[4]	€ 0	€ 0	[2]	€ 0	[2]

[1]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).
[2]	(*) The figures corresponding to 2019 and 2018 have been restated (see Note 1.3).
[3]	(**) See Note 55.
[4]	(***) It includes the reclassification as “Profit (loss) after tax from discontinued operations” of the balances from companies for sa le in BBVA USA (see Note 21).